SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Computers and peripheral equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)	3 years
Computers and peripheral equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)	5 years
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)	3 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)	4 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)	14 years